LEASES - Lease not yet commenced (Details) - Operating Lease, Lease Not yet Commenced $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
LEASES
Undiscounted lease payments	$ 9,759.6
Lease prepayments	$ 271.0
Estimated lease terms	11 years